SALE OF U.S. OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
The following unaudited information present the major classes of line items constituting the after-tax loss of discontinued operations in the condensed consolidated statements of loss:

	Three Months Ended December 31, 2015	Nine Months Ended December 31, 2015
	(unaudited)	(unaudited)
Revenue, net:
Residual portfolios	$290,239	$1,594,475
Processing fees	1,379,289	5,880,911
Other	326,838	1,362,559
Total revenues	1,996,366	8,837,945
Cost of revenues:
Residual portfolio amortization	0	263,421
Processing and other	1,141,272	5,126,216
Other	120,557	385,904
Total cost of sales	1,261,829	5,775,541
Gross profit:	734,537	3,062,404
General and administrative expenses
Salaries and wages	276,030	1,320,851
Selling, general and administrative	24,040	677,713
Depreciation and amortization	0	40,987
Total general and administrative	300,070	2,039,551
Other income (expense)
Interest expense	(299,715)	(952,940)
Other	0	123,992
Total other income (expense)	(299,715)	(828,948)
Income tax expense	0	0
Income from discontinued operations, net of tax	$134,752	$193,905
The following information presents the major classes of line items constituting significant operating and investing cash flow activities in the consolidated statements of cash flows relating to discontinued operations:

	Three Months Ended December 31, 2015	Nine Months Ended December 31, 2015
	(unaudited)	(unaudited)
Portfolio Amortization	$0	$263,421
Depreciation and amortization	0	56,785
Purchases of property and equipment	0	7,186

The major classes of assets and liabilities included as part of discontinued operations in the consolidated balance sheet:

	March 31, 2015
Current assets
Cash and equivalents	$		197,634
Accounts receivable			505,353
Restricted cash			51,494
Other		80,776		80,776
Total current assets		835,257		835,257
Property and equipment, net		236,549		236,549
Residual portfolios		7,387,356		7,387,356
Other intangible assets, net		97,211		97,211
Equity investments		212,000		212,000
Deposits held by lenders and other		859,734		859,734
Total assets – discontinued operations	$		9,628,107
Current liabilities – discontinued operations
Accounts payable, accrued expenses and interest payable	$		525,449
Current portion of long-term debt		2,404,463		2,404,463
Total current liabilities		2,929,912		2,929,912
Long-term debt		7,877,982		7,877,982
Total liabilities – discontinued operations	$		10,807,894

The Company’s calculation of Loss on sale of its U.S. Operations, recorded in its consolidated statements of operations and comprehensive loss for the year ended March 31, 2016. The balances for assets and liabilities below represent the Company’s carrying value as of November 30, 2015.

Cash and equivalents	$		162,095
Accounts receivable		77,803	77,803
Restricted cash		51,494	51,494
Other current assets		172,460	172,460
Property and equipment, net		222,908	222,908
Residual portfolios		6,991,261	6,991,261
Other intangible assets, net		80,371	80,371
Equity investments		146,600	146,600
Deposits held by lenders and other		610,073	610,073
Promissory note from MoneyOnMobile, Inc.		675,000	675,000
Total assets received by buyer		9,190,065	9,190,065
Liabilities assumed by buyer:
Debt		8,279,916	8,279,916
Total liabilities assumed by buyer		8,279,916	8,279,916
Net Assets received by buyer:		910,149	910,149
Other expenses relating to sale:
Sub-debt discount write-down		(394,481)	(394,481)
Legal and other		(1,696,985)	(1,696,985)
Financing costs		(1,072,732)	(1,072,732)
Loss on Sale of U.S. Operations	$		(2,254,049)
The major classes of line items constituting the after-tax gain on discontinued operations in the consolidated statements of operations and comprehensive loss for the years ended March 31:

	2016	2016			2015
Revenue, net:
Residual portfolios		$1,594,475	(1)	$3,662,690
Processing fees	5,880,911	5,880,911	(1)	17,002,624	17,002,624
Other	1,359,496	1,359,496	(1)	1,559,409	1,559,409
Total revenues	8,834,882	8,834,882	(1)	22,224,723	22,224,723
Cost of revenues:
Residual portfolio amortization	263,421	263,421	(1)	1,150,569	1,150,569
Processing and other	5,126,216	5,126,216	(1)	14,350,913	14,350,913
Other	385,904	385,904	(1)	723,494	723,494
Total cost of sales	5,775,541	5,775,541	(1)	16,224,976	16,224,976
Gross profit:	3,059,341	3,059,341	(1)	5,999,747	5,999,747
General and administrative expenses
Salaries and wages	1,320,851	1,320,851	(1)	3,455,209	3,455,209
Selling, general and administrative	677,713	677,713	(1)	1,695,735	1,695,735
Depreciation and amortization	27,702	27,702	(1)	160,615	160,615
Total general and administrative	2,026,266	2,026,266	(1)	5,311,559	5,311,559
Other income (expense)
Interest expense	(952,940)	(952,940	)(1)	(1,788,807)	(1,788,807)
Other	123,992	123,992	(1)	3,313,458	3,313,458
Total other income (expense)	(828,948)	(828,948	)(1)	1,524,651	1,524,651
Income tax expense	0	0	(1)	0	0
Gain from discontinued operations, net of tax		$204,127	(1)	$2,212,839
(1)	— As the Company’s U.S. Operations were divested on November 30, 2015, the financial information presented above includes only eight month results for the periods within the current fiscal year.
The following information presents the major classes of line items constituting significant operating and investing cash flow activities in the consolidated statements of cash flows relating to discontinued operations for the years ended March 31, 2016 and 2015. See Note 18: Supplemental Cash Flow for non-cash transactions.

	2016	2016		2015
Cash Flow: major line items
Portfolio Amortization		$432,075		$2,103,521
Depreciation and amortization	40,987	40,987	160,615	160,615
Purchases of property and equipment	7,186	7,186	15,453	15,453